Condensed Interim Consolidated Statements of Comprehensive Loss $ in Thousands, € in Millions	3 Months Ended
	Jul. 31, 2025 CAD ($) $ / shares shares	Jul. 31, 2025 EUR (€) shares	Jul. 31, 2024 CAD ($) $ / shares shares
Profit or loss [abstract]
REVENUE	$ 3,161		$ 2,473
COST OF SALES	1,634		1,463
GROSS PROFIT	1,527		1,010
EXPENSES
Research and development	1,049		1,489
Sales and marketing	1,343		539
General and administrative	3,294		3,354
Amortization of intangible assets	0		502
Total expenses	5,686		5,884
Loss before other income (expenses) and income taxes	(4,159)		(4,874)
OTHER INCOME (EXPENSES)
Grant income	6	€ 0.1	138
Interest, accretion and other income	5		(2)
Unrealized foreign exchange loss	(31)		(140)
Other income (expenses)	(20)		(4)
Loss before income taxes and discontinued operations	(4,179)		(4,878)
Income taxes	91		666
NET LOSS FROM CONTINUING OPERATIONS	(4,088)		(4,212)
NET INCOME FROM DISCONTINUED OPERATIONS	1,129		213
NET LOSS FOR THE PERIOD	(2,959)		(3,999)
Items that will be reclassified subsequently to loss
Exchange difference on translating foreign operations	70		519
COMPREHENSIVE LOSS FOR THE PERIOD	$ (2,889)		$ (3,480)
LOSS PER SHARE FROM CONTINUING OPERATIONS- BASIC | $ / shares	$ (0.09)		$ (0.16)
LOSS PER SHARE FROM CONTINUING OPERATIONS- DILUTED | $ / shares	(0.09)		(0.16)
INCOME PER SHARE FROM DISCONTINUED OPERATIONS- BASIC | $ / shares	0.02		0.01
INCOME PER SHARE FROM DISCONTINUED OPERATIONS- DILUTED | $ / shares	$ 0.02		$ 0.01
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING | shares	46,154,118	46,154,118	27,132,355